Fair Value of Share Options Granted (Detail) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Weighted Average Fair Values [Line Items]
Risk-free interest rate	1.70%	3.00%
Expected volatility	38.00%	30.00%
Expected dividend yield	4.40%	5.30%
Expected life	8 years	8 years
Weighted average grant date fair value per option	1.49	0.99